Summary of Significant Accounting Policies (Details)				1 Months Ended			3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Feb. 08, 2016 shares	Jan. 31, 2016 reporting_unit	Feb. 29, 2016 reporting_unit	Feb. 29, 2016 operating_segment	Feb. 29, 2016 shares	Sep. 30, 2016 USD ($) operating_segment shares	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($) reporting_unit	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($) operating_segment	Jun. 30, 2015 USD ($) reporting_unit operating_segment lease	Jun. 30, 2014 lease
Property, Plant and Equipment [Line Items]
Allowance for doubtful accounts	$ 20,000						$ 20,000					$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000
Actual credit losses							$ 0		$ 0					549,000		$ 0
Number of reporting units | reporting_unit													3			1
Number of operating segments (in operating segment)			1	3	3		3						3		3	1
Asset impairment charges							$ 0							28,541,000		$ 0
Goodwill adjustment	3,350,000
Impairments of goodwill											$ 1,672,000			0		0
Reduction of gain											$ 1,672,000
Write-off of certain intangible assets related to Choose Digital														0		2,086,000
Other impairments of long-lived assets																0
Capitalized Software:
Capitalized software	$ 1,498,000						$ 1,498,000					$ 1,498,000	$ 1,498,000	1,498,000	$ 1,498,000	$ 1,610,000
Deferred Rent Payable:
Lease, period landlord provided rent abatement							10 months					10 months
Number of lease agreements | lease																2	2
Recorded write offs														83,000
Revenue recognition:
Barter revenue							$ 0		2,609,000					428,000		$ 437,000
Barter expense														428,000		437,000
Marketing:
Marketing expense							$ 32,000		$ 3,321,000					603,000		528,000
Software
Property, Plant and Equipment [Line Items]
Property and equipment useful life							3 years					3 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment useful life							4 years					4 years
Perk Agreement | Discontinued Operations, Disposed of by Sale
Property, Plant and Equipment [Line Items]
Consideration received (in shares) | shares						1,370,000
Choose Digital
Property, Plant and Equipment [Line Items]
Asset impairment charges								$ 4,335,000		$ 4,335,000
Write-off of certain intangible assets related to Choose Digital								1,331,000
Wetpaint
Property, Plant and Equipment [Line Items]
Asset impairment charges								10,708,000		$ 10,708,000
Write-off of certain intangible assets related to Choose Digital								$ 11,418,000
DDGG
Property, Plant and Equipment [Line Items]
Write-off of certain intangible assets related to Choose Digital														749,000
DDGG
Property, Plant and Equipment [Line Items]
Goodwill adjustment														1,591,000
Write-off of certain intangible assets related to Choose Digital														749,000
Choose Digital
Property, Plant and Equipment [Line Items]
Impairments of goodwill														$ 4,335,000
Write-off of certain intangible assets related to Choose Digital																$ 2,085,000
Viggle | Discontinued Operations, Disposed of by Sale
Property, Plant and Equipment [Line Items]
Consideration received (in shares) | shares		1,370,000				1,370,000
Perk Agreement
Property, Plant and Equipment [Line Items]
Recorded loss							$ 2,193,000
Common Stock | Perk Agreement
Property, Plant and Equipment [Line Items]
Shares sold | shares							1,013,068
Consideration received							$ 1,300,000
Other Expense | Perk Agreement
Property, Plant and Equipment [Line Items]
Recorded loss							$ 2,193,000